Income Tax (Tables)	12 Months Ended
Apr. 30, 2023
Major components of tax expense (income) [abstract]
Schedule of Provision for Income Taxes

The Company had no assessable profit for the years ended April 30, 2023 and 2022. A reconciliation of the provision for income taxes computed at the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the consolidated statements of loss for the years ended April 30, 2023 and 2022 is as follows:

	For the year ended April 30,
	2023 ($)	2022 ($)
Net loss before tax for the year	5,858	6,449
Statutory rate	27.00%	27.00%
Recovery of income taxes at statutory rates	1,582	1,741
Non-deductible permanent differences and other	(159)	(400)
Change in unrecognized deferred income tax assets	(1,408)	851
Tax recovery for the year	15	2,192

Schedule of Deferred Tax Assets and Liabilities

The significant component of the Company's deferred tax assets and liabilities recognized are as follows:

	As at April 30, 2023 ($)	As at April 30, 2022 ($)
Deferred tax liabilities:
Excess of accounting value of short-term investments over tax value	(2,136)	(3,062)
Other deferred tax liabilities	(65)	—

Deferred tax assets:
Non-capital losses carry-forward	2,201	3,062
	—	—

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]

The temporary differences for which deferred income tax assets are not recognized are as follows:

	As at April 30, 2023 ($)	As at April 30, 2022 ($)
Non-capital loss carry-forward	10,478	3,995
Financing costs	2,136	2,927
Other deferred tax assets	455	—
Unrecognized deferred income tax assets	13,069	6,922